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                           ONE GROUP(R) MUTUAL FUNDS

                   Supplement dated October 10, 2003 to all
                      One Group Mutual Fund Prospectuses
                    dated on or after November 1, 2002 and
                            before November 1, 2003

The Prospectuses for all offered share classes of the Funds are hereby supplemented by:

INSERTING THE FOLLOWING TEXT UNDER A NEW HEADING, "ABOUT YOUR INVESTMENT -- INFORMATION FOR INVESTORS -- LEGAL PROCEEDINGS" WHICH SHALL APPEAR AFTER THE HEADING "MANAGEMENT OF ONE GROUP MUTUAL FUNDS":

  Legal Proceedings:

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the Funds' advisor, and its affiliates have assured the Funds and the Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced that it and its affiliates, including BOIA, would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant polices and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel. BOIA has also agreed to pay the cost of preparing and mailing this supplement to shareholders.

As of the date of this supplement, the following lawsuits have been filed in connection with these circumstances:

1.On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

2.On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

3.On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified

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  International Fund, One Group International Equity Index Fund, One Group
  Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R) Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

4.On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962 (a), (c) and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

5.On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Banc One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

6.On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that

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  the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

7.On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

8.On September 23, 2003, Andy Yijun Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R) Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

9.On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One

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  Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group
  Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury & Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group(R) Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1--100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

10.On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R) Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE
TOG-F-100